PIPE Investments (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Feb. 15, 2024	Nov. 16, 2023	Nov. 15, 2023	Dec. 31, 2023
PIPE Investments
Refundable deposits in connection with the PIPE investments				$ 9,699
PIPE Investors
PIPE Investments
Number of shares issued	35,849,458
Meritz subscription agreements and PIPE subscription agreements
PIPE Investments
Number of shares issued				0
Meritz Subscription Agreement
PIPE Investments
Number of shares agreed to issue			50,000,000
Agreed investment amount			$ 500,000
Threshold period for deposit in restricted securities account			2 days
Internal rate of return on investments			12.50%
Share price			$ 14.00
Meritz Subscription Agreement | U.S. treasury bonds
PIPE Investments
Aggregate outstanding principal deposited in restricted securities account		$ 325,000
Meritz Subscription Agreement | U.S. treasury bills
PIPE Investments
Aggregate outstanding principal deposited in restricted securities account			$ 175,000
PIPE Subscription Agreements
PIPE Investments
Share price				$ 10.00
Refundable deposits in connection with the PIPE investments				$ 10,000
Investment interest rate				8.00%
PIPE Subscription Agreements | Geely
PIPE Investments
Agreed investment amount				$ 127,500
PIPE Subscription Agreements | Etika
PIPE Investments
Agreed investment amount				122,500
PIPE Subscription Agreements | PIPE Investors
PIPE Investments
Agreed investment amount	$ 15,000			$ 94,713
Share price	$ 10.00